Intangible Assets, Net - Estimated Future Amortization Expense Related to Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
2013	$ 14	$ 27
2014	27	27
2015	26	27
2016	25	25
2017	25	25
Thereafter	196	195
Net Carrying Amount	$ 313	$ 326